Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company operates through its three Original Operating Subsidiaries and First Allied in five principal segments: Independent Retail Advice; Wholesale Broker-Dealer; Transaction Management; Investment Banking and Capital Markets; and Transfer Agent. Realty Capital Securities, the Company’s Wholesale Broker-Dealer segment, includes the Company’s alternative investment program activities and is the distributor or dealer manager for proprietary and non-proprietary publicly registered non-exchange traded (“non-traded”) securities and for an open-end mutual fund. Proprietary programs are sponsored directly or indirectly by AR Capital, LLC, an affiliate. Realty Capital Securities distributes these securities through selling groups comprised of FINRA member broker-dealers located throughout the United States.
The Independent Retail Advice segment offers financial advice and investment solutions to investors through the broad network of financial advisors. First Allied operates as an independent subsidiary under its own brand and management.
The Wholesale Broker-Dealer segment includes the Company’s alternative investment program activities and Realty Capital Securities’ operations as the distributor or dealer manager for proprietary and non-proprietary publicly registered non-traded securities and for an open-end mutual fund. Proprietary programs are sponsored directly or indirectly by AR Capital, LLC, an affiliate. Realty Capital Securities distributes these securities through selling groups comprised of FINRA member broker-dealers located throughout the United States.
Transaction Management is provided by RCS Advisory whose activities support the alternative investment programs distributed by Realty Capital Securities. These activities include: services related to offering registration and blue sky filings; regulatory advice; registration maintenance; transaction management; marketing support; due diligence support; events; training and education; conference management; and strategic advice.
The Investment Banking and Capital Markets segment is a division of Realty Capital Securities and includes the Company’s strategic advisory and capital markets services focused, in part, on the direct investment program industry. Activities related to the Investment Banking and Capital Markets segment include: corporate strategic planning and advice; and sourcing, structuring and maintaining debt finance and derivative arrangements.
The Transfer Agent segment performs transfer agency activities related to the direct investment programs. ANST acts as a registrar, provides record-keeping services and executes the transfers, issuances and cancellations of shares.
The reportable business segment information is prepared using the following methodologies:

•	Net revenues and expenses directly associated with each reportable business segment are included in determining earnings before taxes.

•
Net revenues and expenses not directly associated with specific reportable business segments are allocated based on the most relevant measures applicable, including each reportable business segment’s net revenues, time spent and other factors.

•
Reportable business segment assets include an allocation of indirect corporate assets that have been fully allocated to the Company’s reportable business segments, generally based on each reportable business segment’s capital utilization.

Amounts in the table have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements. The following table presents the Company’s net revenues, expenses and income before taxes by segment for the years ended December 31, 2013, 2012 and 2011(in thousands):

	Year Ended
	December 31,
	2013(1)	2012	2011
Independent retail advice:
Revenues	$94,930	$—	$—
Expenses	95,624	—	—
Income	$(694)	$—	$—
Wholesale broker-dealer:
Revenues	$802,965	$286,572	$174,729
Expenses	757,792	280,085	170,987
Income	$45,173	$6,487	$3,742
Transaction management:
Revenues	$24,367	$—	$—
Expenses	14,517	—	—
Income	$9,850	$—	$—
Investment banking and capital markets:
Revenues	$47,884	$925	$—
Expenses	5,107	—	—
Income	$42,777	$925	$—
Transfer agent:
Revenues	$12,558	$—	$—
Expenses	9,588	—	—
Income	$2,970	$—	$—

Revenue reconciliation
Total revenues for reportable segments	$982,704	$287,497	$174,729
Intercompany revenues	(7,637)	—	—
Total revenues	$975,067	$287,497	$174,729

Income reconciliation
Total income for reportable segments	$100,076	$7,412	$3,742
Corporate and other expenses	(218)	—	—
Income before income taxes	$99,858	$7,412	$3,742

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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
Amounts in the table have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements. The following table presents the Company’s total assets by segment as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013(1)	December 31, 2012
Segment assets:
Independent retail advice	$225,623	$—
Wholesale broker-dealer	32,058	15,286
Transaction management	20,211	—
Investment banking and capital markets	46,529	925
Transfer agent	8,618	—
Total assets for reportable segments	$333,039	$16,211

Assets reconciliation:
Total assets for reportable segments	$333,039	$16,211
Other assets and intercompany eliminations	3,486	—
Total consolidated assets	$336,525	$16,211
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.